Summary of Accounting Policies - Summary of Effect of Adopting New Accounting Standards on Consolidated Financial Statements (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Item Effected [Line Items]
Cost of sales (exclusive of depreciation and amortization shown below)	$ 2,020	$ 1,911	$ 1,949	$ 1,929	$ 1,792	$ 1,741	$ 1,814	$ 1,769	$ 7,809	$ 7,116	$ 6,821
Selling, general, and administrative									636	513	482
Other (income) expense									14	83	17
Previously Reported
Item Effected [Line Items]
Cost of sales (exclusive of depreciation and amortization shown below)									7,812	7,123	6,828
Selling, general, and administrative									648	589	491
Other (income) expense									(1)	0	1
Effect of Accounting Change
Item Effected [Line Items]
Cost of sales (exclusive of depreciation and amortization shown below)									(3)	(7)	(7)
Selling, general, and administrative									(12)	(76)	(9)
Other (income) expense									$ 15	$ 83	$ 16